Offerings	Sep. 29, 2026 USD ($) shares
Offering: 1
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Class A ordinary shares, $0.0001 par value per share, issuable under the 2023 Equity Incentive Plan
Amount Registered | shares	6,948,913
Proposed Maximum Offering Price per Unit	4.06
Maximum Aggregate Offering Price	$ 28,212,586.78
Fee Rate	0.01381%
Amount of Registration Fee	$ 3,896.16
Offering Note	Fee Note 1. Pursuant to Rule 416(a) promulgated under the Securities Act of 1933, as amended, this Registration Statement shall also cover any additional Class A ordinary shares, par value $0.0001 ("Ordinary Shares") of Zura Bio Limited (the "Registrant") that become issuable under the plans and awards set forth herein by reason of any stock dividend, stock split, recapitalization, or other similar transaction effected that results in an increase to the number of outstanding Ordinary Shares, as applicable. Fee Note 2. Fee is estimated in accordance with Rules 457(c) and 457(h) solely for purposes of calculating the registration fee based on the average of the high and low prices of the Ordinary Shares as reported on the Nasdaq Global Select Market on September 28, 2026. Fee Note 3. Amount registered represents shares under the 2023 Equity Incentive Plan (the "EIP"), of which 3,264,877 Ordinary Shares represent the increase in shares available for issuance under the EIP pursuant to the evergreen provision effective January 1, 2025, and 3,684,036 Ordinary Shares represent the increase in shares available for issuance under the EIP pursuant to the evergreen provision effective January 1, 2026.
Offering: 2
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Class A ordinary shares, $0.0001 par value per share, issuable under Non-Plan Inducement Stock Option Awards
Amount Registered | shares	1,767,880
Proposed Maximum Offering Price per Unit	4.06
Maximum Aggregate Offering Price	$ 7,177,592.80
Fee Rate	0.01381%
Amount of Registration Fee	$ 991.23
Offering Note	See Fee Notes 1 and 2. Fee Note 4. Amount registered represents shares issuable under the inducement stock option awards granted on July 14, 2025, April 30, 2026, May 12, 2026 and August 20, 2026.